Invesco 1555 Peachtree St. NE Atlanta, Georgia 30309 www.invesco.com/us

June 22, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”)

Invesco U.S. Government Fund (the “Fund”)

CIK No. 0000842790

File No. 811-05686

Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of the Trust and the Fund, we hereby transmit for filing pursuant to the Securities Exchange Act of 1934 (the “Exchange Act”), as amended, and the Investment Company Act of 1940, as amended, preliminary proxy materials consisting of a notice of special meeting of shareholders, a proxy statement and form of proxy relating to a Special Meeting of Shareholders of the Fund to be held on September 20, 2018 (the “Meeting”).

The Meeting has been called for the purpose of considering a proposal to modify the Fund’s fundamental concentration policy to provide that the Fund will concentrate its investments in the real estate finance industry.

In accordance with the requirements of Rule 14a-6(d) under the Exchange Act, please be advised we intend to mail definitive copies of the proxy materials to shareholders of the Fund as soon as practicable following the date hereof.

Comments regarding the attached preliminary proxy materials should be directed to the undersigned at 713.214.1344 or via email to louis.ducote@invesco.com.

Very truly yours,

/s/ Louis O. Ducote

Louis O. Ducote
Counsel

Enclosures

cc:	Peter A. Davidson, Esq.